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                                ING MUTUAL FUNDS
                       ING Diversified International Fund

                        Supplement dated August 14, 2006
     To the Class A, Class B, Class C Prospectus and the Class I Prospectus,
                          Each dated February 28, 2006

Effective immediately, footnote (1) under the section entitled "ING Diversified International Fund" on page 2 of the Class A, Class B, and Class C Prospectus and on page 2 of the Class I Prospectus is hereby deleted and replaced with the following:

     (1) The Fund may change its Target Allocations and may allocate in the future to the International Real Estate asset class. There can be no assurance that this allocation will occur.

Effective March 1, 2006 Nuveen Investments Inc., parent company of NWQ Investment Management Company, LLC, has organized an indirect, wholly-owned subsidiary, Tradewinds NWQ Global Investors, LLC ("Tradewinds"). Tradewinds is an investment organization focused on international/global investing across all capitalizations. As a result, sub-advisory responsibilities were transferred to Tradewinds on April 3, 2006 for ING International Value Choice, an Underlying Fund of ING Diversified International Fund.

     1. All references to "NWQ Investment Management Company, LLC" and "NWQ" as sub-adviser to ING International Value Choice Fund are hereby deleted and replaced with "Tradewinds NWQ Global Investors, LLC" and "Tradewinds," respectively.

     2. The sub-section entitled "ING International Value Choice - Performance of Similar International Value Accounts Managed by NWQ" under the section entitled "Performance of the Underlying Funds" on page 31 of the Class A, Class B, and Class C Prospectus and on page 27 of the Class I Prospectus is hereby deleted and replaced with the following:

               ING INTERNATIONAL VALUE CHOICE

               PERFORMANCE OF SIMILAR INTERNATIONAL VALUE ACCOUNTS MANAGED BY TRADEWINDS

               The tables below are designed to show you how a composite of similar international value investment accounts managed by Tradewinds performed over various periods in the past.

               The Tradewinds International Value Composite ("Tradewinds International Value Composite") is a composite of the performance of all

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               actual fee-paying, fully discretionary international value accounts. Each account in the composite pursues investment objectives, policies and strategies that are substantially similar to those of ING International Value Choice Fund. Such accounts had at least $2 million in net assets under management managed by Tradewinds for at least one month or 90% invested prior to the beginning of a calendar quarter beginning March 31, 2001.

               The tables below show the returns for the Tradewinds International Value Composite compared with the Morgan Stanley Capital International - Europe, Australasia, and Far East(R) Index ("MSCI EAFE(R) Index") for the one-year, three-year and since inception periods ended June 30, 2006 and on an annual basis as of December 31, of prior years. This information is designed to demonstrate the historical track record with Tradewinds. It does not indicate how ING International Value Choice Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                             (AS OF JUNE 30, 2006)*

                              TRADEWINDS INTERNATIONAL   MSCI EAFE(R)
                                 VALUE COMPOSITE (%)     INDEX(2) (%)
                              ------------------------   ------------
One Year                               24.45%               26.56%
Three Years                            28.19%               23.94%
Since Inception (3/31/01)**            13.58%                9.30%

* Prior to 1/1/04 the Tradewinds International Value Composite included accounts under $2 million.

** Index return for the MSCI EAFE(R) Index is for the period beginning April 1, 2001.

                             ANNUAL TOTAL RETURNS(1)
                         (AS OF DECEMBER 31 OF EACH YEAR)

                   TRADEWINDS INTERNATIONAL   MSCI EAFE(R)
                      VALUE COMPOSITE (%)     INDEX(2) (%)
                   ------------------------   ------------
2005                        15.31%               13.54%
2004                        31.42%               20.25%
2003                        45.59%               38.59%
2002                        (0.58)%             (15.94)%
2001 (3/31/01)**            (8.12)%              (8.96)%

** Index return for the MSCI EAFE(R) Index is for the period beginning April 1, 2001.

(1) Performance results from March 31, 2001 - February 28, 2006 represent the performance of the previous sub-adviser NWQ Investment Management Company, LLC, Tradewinds' affiliate.

(2) The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. It

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     includes the reinvestment of dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing.

               The performance reflected in the composite has not been calculated in compliance with the method used by the SEC.

               The net annual total returns for the Tradewinds International Value Composite were calculated on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The Annual Total Returns table for the Tradewinds International Value Composite does not reflect the deduction of any sales loads, which would have reduced those performance numbers. The accounts in the Tradewinds International Value Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Code. Consequently, the performance results for the Tradewinds International Value Composite could have been adversely affected if the institutional private accounts included in the Tradewinds International Value Composite had been subject to these expenses and regulated as investment companies under the federal securities laws. The aggregate returns of the accounts in the Tradewinds International Value Composite may not reflect the returns of any particular account managed by Tradewinds.

Effective immediately, the table entitled "Average Annual Total Returns" under the sub-section entitled "ING International Capital Appreciation Fund - Performance of Similar International Growth Equity Accounts Managed by HGI" under the section entitled "Performance of the Underlying Funds" beginning on page 30 of the Class A, Class B, and Class C Prospectus and on page 26 of the Class I Prospectus is hereby deleted and replaced with the following:

                          AVERAGE ANNUAL TOTAL RETURNS
                             (AS OF JUNE 30, 2006)*

                             HGI TAX-EXEMPT
                              INTERNATIONAL
                              GROWTH EQUITY    MSCI ACWI EX US
                              COMPOSITE (%)   INDEX(R) (1) (%)
                             --------------   ----------------
One Year                         25.08%            28.40%
Three Years                      22.32%            25.78%
Five Years                       10.45%            11.85%
Since Inception (7/31/96)*       11.54%             7.59%

* For the period from July 1996 through December 1998, the track record presented consists of portfolios managed by the same team while employed by Indago Capital

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     Management in Toronto, Ontario, an affiliate of The Canada Life Assurance
     Company, an investment advisor not affiliated with HGI.

(1) The MSCI ACWI Ex US Index(R) measures the returns of equities of companies which are domiciled outside the U.S. It includes the reinvestment of dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE